Net Contributions (Withdrawals) by Contract Owners (Tables)	12 Months Ended
Dec. 31, 2019
Net Contributions Withdrawals By Contract Owners [Abstract]
Schedule of Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners(1) for the Real Property Account by product for the years ended December 31, 2019, 2018 and 2017 were as follows:

December 31, 2019	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$789	$2,364,876	$2,365,665
Policy loans	—	(1,663,411)	(1,663,411)
Policy loan repayments and interest	—	1,276,514	1,276,514
Surrenders, withdrawals and death benefits	(152,845)	(3,179,843)	(3,332,688)
Net transfers from/(to) other subaccounts or fixed rate option	(25,510)	(575,622)	(601,132)
Miscellaneous transactions	4	(2,762)	(2,758)
Administrative and other charges	(425)	(1,481,414)	(1,481,839)
	$(177,987)	$(3,261,662)	$(3,439,649)

December 31, 2018	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$813	$2,608,116	$2,608,929
Policy loans	—	(878,737)	(878,737)
Policy loan repayments and interest	—	1,440,781	1,440,781
Surrenders, withdrawals and death benefits	(165,359)	(3,435,377)	(3,600,736)
Net transfers from/(to) other subaccounts or fixed rate option	62,417	(629,948)	(567,531)
Miscellaneous transactions	23	11,351	11,374
Administrative and other charges	(345)	(1,445,140)	(1,445,485)
	$(102,451)	$(2,328,954)	$(2,431,405)

December 31, 2017	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Contract owner net payments	$636	$2,544,753	$2,545,389
Policy loans	—	(974,618)	(974,618)
Policy loan repayments and interest	—	1,391,042	1,391,042
Surrenders, withdrawals and death benefits	(237,974)	(4,150,301)	(4,388,275)
Net transfers from/(to) other subaccounts or fixed rate option	(25,448)	(195,705)	(221,153)
Miscellaneous transactions	—	256	256
Administrative and other charges	(458)	(1,616,605)	(1,617,063)
	$(263,244)	$(3,001,178)	$(3,264,422)

(1) 2017 contract owner transaction amounts were reclassified in 2018 to conform to the current presentation.